Unaudited Consolidated Condensed Statements of Changes in Stockholders’ Deficit - USD ($)	Common Stock Class A	Common Stock Class B	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2021		$ 719		$ (17,075,236)	$ (17,074,517)
Balance (in Shares) at Dec. 31, 2021		7,187,500
Accretion for Class A common stock subject to redemption amount				(2,857,770)	(2,857,770)
Net income (loss)				9,846,711	9,846,711
Balance at Dec. 31, 2022		$ 719		(10,086,295)	(10,085,576)
Balance (in Shares) at Dec. 31, 2022		7,187,500
Accretion for Class A common stock subject to redemption amount				(1,994,334)	(1,994,334)
Adjustment related to convertible promissory note				(811,150)	(811,150)
Class B common stock converted to class A common stock	$ 705	$ (705)
Class B common stock converted to class A common stock (in Shares)	7,047,500	(7,047,500)
Net income (loss)				891,866	891,866
Balance at Mar. 31, 2023	$ 705	$ 14		(11,999,913)	(11,999,194)
Balance (in Shares) at Mar. 31, 2023	7,047,500	140,000
Balance at Dec. 31, 2022		$ 719		(10,086,295)	(10,085,576)
Balance (in Shares) at Dec. 31, 2022		7,187,500
Net income (loss)					1,138,959
Balance at Jun. 30, 2023	$ 705	$ 14		(12,119,975)	(12,119,256)
Balance (in Shares) at Jun. 30, 2023	7,047,500	140,000
Balance at Dec. 31, 2022		$ 719		(10,086,295)	(10,085,576)
Balance (in Shares) at Dec. 31, 2022		7,187,500
Accretion for Class A common stock subject to redemption amount				(2,942,345)	(2,942,345)
Adjustment related to convertible promissory note				(811,150)	(811,150)
Class B common stock converted to class A common stock	$ 705	$ (705)
Class B common stock converted to class A common stock (in Shares)	7,047,500	(7,047,500)
Excise tax payable attributable to redemption of common stock				(2,870,720)	(2,870,720)
Net income (loss)				(1,467,612)	(1,467,612)
Balance at Dec. 31, 2023	$ 705	$ 14		(18,178,122)	(18,177,403)
Balance (in Shares) at Dec. 31, 2023	7,047,500	140,000
Balance at Mar. 31, 2023	$ 705	$ 14		(11,999,913)	(11,999,194)
Balance (in Shares) at Mar. 31, 2023	7,047,500	140,000
Accretion for Class A common stock subject to redemption amount				(367,155)	(367,155)
Net income (loss)				247,093	247,093
Balance at Jun. 30, 2023	$ 705	$ 14		(12,119,975)	(12,119,256)
Balance (in Shares) at Jun. 30, 2023	7,047,500	140,000
Balance at Dec. 31, 2023	$ 705	$ 14		(18,178,122)	(18,177,403)
Balance (in Shares) at Dec. 31, 2023	7,047,500	140,000
Accretion for Class A common stock subject to redemption amount				(43,863)	(43,863)
Net income (loss)				(1,213,313)	(1,213,313)
Balance at Mar. 31, 2024	$ 705	$ 14		(19,435,298)	(19,434,579)
Balance (in Shares) at Mar. 31, 2024	7,047,500	140,000
Balance at Dec. 31, 2023	$ 705	$ 14		(18,178,122)	(18,177,403)
Balance (in Shares) at Dec. 31, 2023	7,047,500	140,000
Net income (loss)					(894,780)
Balance at Jun. 30, 2024	$ 705	$ 14		(19,202,221)	(19,201,502)
Balance (in Shares) at Jun. 30, 2024	7,047,500	140,000
Balance at Mar. 31, 2024	$ 705	$ 14		(19,435,298)	(19,434,579)
Balance (in Shares) at Mar. 31, 2024	7,047,500	140,000
Accretion for Class A common stock subject to redemption amount				(85,456)	(85,456)
Net income (loss)				318,533	318,533
Balance at Jun. 30, 2024	$ 705	$ 14		$ (19,202,221)	$ (19,201,502)
Balance (in Shares) at Jun. 30, 2024	7,047,500	140,000